SEGMENT REPORTING - Schedule of Breakdown By Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 14,103	$ 6,912	$ 4,413
United States
Segment Reporting Information [Line Items]
Total revenues	10,436	5,545	2,367
Canada
Segment Reporting Information [Line Items]
Total revenues	2,607	653	1,549
Bermuda
Segment Reporting Information [Line Items]
Total revenues	249	422	152
Other
Segment Reporting Information [Line Items]
Total revenues	$ 811	$ 292	$ 345